Provisions - Schedule of provision for employee commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Employer contribution costs on share-based compensation plans	€ 1,684	€ 3,330
Phantom shares	1,421	2,976
Retirement termination benefits	459	330
Leaving indemnities	670	267
BALANCE AS AT CLOSING DATE	4,234	6,903
Less non-current portion	490	1,320
CURRENT PORTION	€ 3,744	€ 5,583